Resource Real Estate Diversified Income Fund

717 Fifth Avenue, 14th Floor

New York, NY 10022

January 17, 2020

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

Re:	Resource Real Estate Diversified Income Fund (the “Fund”)

File Nos.: 333-231786, 811-22749

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the undersigned certifies (i) that the form of Prospectus for each of the Fund’s Class A, Class C, Class D, Class I, Class L, Class T, and Class W shares and the Fund’s Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 on behalf of the Fund do not differ from that contained in the Registrant’s Post-Effective Amendment No. 1, filed January 15, 2020, and (ii) that the Amendment has been filed electronically with the U.S. Securities and Exchange Commission.

Questions and comments concerning this letter may be directed to JoAnn Strasser at 614-469-3265 or Craig Foster 614-469-3280 at Thompson Hine LLP.

Sincerely,

/s/ Lawrence S. Block

Lawrence S. Block

Secretary, Resource Real Estate Diversified Income Fund